SEMIANNUAL REPORT
                                 MARCH 31, 2001

                                      FMI
                                   Focus Fund

                                   A NO-LOAD
                                  MUTUAL FUND

FMI Focus Fund
MAY 30, 2001

THE VALUE OF A $10,000 INVESTMENT IN THE FMI FOCUS FUND FROM ITS INCEPTION (12/16/96) TO 3/31/01 AS COMPARED TO THE STANDARD & POOR'S 500 AND THE RUSSELL 2000

    DATE          FMI FOCUS FUND      STANDARD & POOR'S 500     RUSSELL 2000
    ----          --------------      ---------------------     ------------
  12/16/96           $10,000                 $10,000              $10,000
  12/31/96           $10,245                 $10,280              $10,350
   3/31/97           $10,736                 $10,549               $9,815
   6/30/97           $12,709                 $12,390              $11,406
   9/30/97           $16,796                 $13,333              $13,103
  12/31/97           $17,391                 $13,712              $12,664
   3/31/98           $19,876                 $15,626              $13,938
   6/30/98           $19,687                 $16,145              $13,289
   9/30/98           $17,838                 $14,553              $10,611
  12/31/98           $23,561                 $17,654              $12,342
   3/31/99           $22,826                 $18,533              $11,673
   6/30/99           $27,450                 $19,840              $13,488
   9/30/99           $26,372                 $18,599              $12,634
  12/31/99           $36,309                 $21,367              $14,965
   3/31/00           $46,693                 $21,858              $16,025
   6/30/00           $47,926                 $21,277              $15,419
   9/30/00           $50,634                 $21,071              $15,590
  12/31/00           $44,803                 $19,424              $14,513
   3/31/01           $40,107                 $17,121              $13,568

RESULTS FROM FUND INCEPTION (12/16/96) THROUGH 3/31/01

                                                                    Annualized
                                                             Total Return*<F1>
                                       Total Return*<F1>       Through 3/31/01
                   Total Return*<F1>        For the Year             From Fund
                       Last 3 Months       Ended 3/31/01    Inception 12/16/96
-------------------------------------------------------------------------------
FMI Focus Fund                -10.5%              -14.1%                 38.3%
Standard & Poor's 500         -11.9%              -21.7%                 13.4%
Russell 2000                   -6.5%              -15.3%                  7.4%

*<F1> Total return includes change in share prices and in each case includes reinvestments of any dividends, interest and capital gain distributions.

Dear Shareholders:

                            DARKNESS BEFORE THE DAWN

  The March quarter was challenging for the United State's economy and its stock market. The average U.S. diversified equity fund was down thirteen percent in the quarter according to data from Lipper Associates. The FMI Focus Fund declined by 10.5% during this period, while the S&P 500 fell by almost twelve percent. While our fiscal second quarter was a difficult period, the market has subsequently begun to improve. Indeed, the Focus Fund has appreciated over 15% so far in our fiscal third quarter. Though we may not be entirely out of the woods yet, we do believe the bottoming process is well underway. The decline in interest rates engineered by the Federal Reserve is one of the most aggressive in modern financial history and our new President has pushed for a substantial tax cut in record time. These are encouraging events. With the benefit of hindsight, the last six months of 1999 and the first half of 2000 clearly constituted a technology and anything internet related mania, and we subsequently paid the price. However, it is our belief that both the mania and the "correction" are largely behind us.

  From a business cycle perspective, the "dot com craze" drove capital spending (particularly in technology and communications) to unrealistic levels and we are now working through what we believe will prove to be a mid-course inventory correction. Unlike so many past cycles, this one wasn't caused by an exogenous event like a spike in oil prices, or a war, both of which often impact consumer spending (representing over 65% of GDP). This particular cycle has been more a fallout from a capital-spending binge in the business world. The robust housing and retail sales numbers shows that consumer spending has been fairly unaffected. Given the current aggressively expansive monetary & fiscal policies, we have turned constructive on the investment climate for stocks. We adopted this positive stance just after the close of the current quarter and consistent with that outlook went to a fully invested position. Below, we present long term charts of the S&P 500 and the Nasdaq Composite indices. We find them quite interesting. Note how the long term upward trend line of the market is intact if the speculative period is removed from the graph. Enough big picture perspective, more important to shareholders is understanding our investment approach and philosophy.

S&P 500
SP50

4/30/91 to 5/31/01
High:  1553.11
Low:    365.83
Last:  1251.91
           USD

Date                                                        Close
----                                                        -----
30-May-2005                                               1267.93
26-May-2005                                               1277.89
19-May-2005                                               1291.96
12-May-2005                                               1245.67
05-May-2005                                               1266.61
28-Apr-2005                                               1253.05
21-Apr-2005                                               1242.98
13-Apr-2005                                               1183.50
07-Apr-2005                                               1128.43
31-Mar-2005                                               1160.33
24-Mar-2005                                               1139.83
17-Mar-2005                                               1150.53
10-Mar-2005                                               1233.42
03-Mar-2005                                               1234.18
24-Feb-2005                                               1245.86
17-Feb-2005                                               1301.53
10-Feb-2005                                               1314.76
03-Feb-2005                                               1349.47
27-Jan-2005                                               1354.95
20-Jan-2005                                               1342.54
13-Jan-2005                                               1318.32
06-Jan-2005                                               1298.35
30-Dec-2004                                               1320.28
23-Dec-2004                                               1305.97
16-Dec-2004                                               1312.15
09-Dec-2004                                               1369.89
02-Dec-2004                                               1315.23
25-Nov-2004                                               1341.77
18-Nov-2004                                               1367.72
11-Nov-2004                                               1365.98
04-Nov-2004                                               1426.69
28-Oct-2004                                               1379.58
21-Oct-2004                                               1396.93
14-Oct-2004                                               1374.17
07-Oct-2004                                               1408.99
30-Sep-2004                                               1436.51
23-Sep-2004                                               1448.72
16-Sep-2004                                               1465.81
09-Sep-2004                                               1494.50
02-Sep-2004                                               1520.77
26-Aug-2004                                               1506.45
19-Aug-2004                                               1491.72
12-Aug-2004                                               1471.84
05-Aug-2004                                               1462.93
29-Jul-2004                                               1419.89
22-Jul-2004                                               1480.19
15-Jul-2004                                               1509.98
08-Jul-2004                                               1478.90
01-Jul-2004                                               1454.60
24-Jun-2004                                               1441.48
17-Jun-2004                                               1464.46
10-Jun-2004                                               1456.95
03-Jun-2004                                               1477.26
27-May-2004                                               1378.02
20-May-2004                                               1406.95
13-May-2004                                               1420.96
06-May-2004                                               1432.63
29-Apr-2004                                               1452.43
21-Apr-2004                                               1434.54
15-Apr-2004                                               1356.56
08-Apr-2004                                               1516.35
01-Apr-2004                                               1498.58
25-Mar-2004                                               1527.46
18-Mar-2004                                               1464.47
11-Mar-2004                                               1395.07
04-Mar-2004                                               1409.17
26-Feb-2004                                               1333.36
19-Feb-2004                                               1346.09
12-Feb-2004                                               1387.12
05-Feb-2004                                               1424.37
29-Jan-2004                                               1360.16
22-Jan-2004                                               1441.36
15-Jan-2004                                               1465.15
08-Jan-2004                                               1441.47
01-Jan-2004                                               1469.25
24-Dec-2003                                               1458.34
18-Dec-2003                                               1421.03
11-Dec-2003                                               1417.04
04-Dec-2003                                               1433.30
27-Nov-2003                                               1416.62
20-Nov-2003                                               1422.00
13-Nov-2003                                               1396.06
06-Nov-2003                                               1370.23
30-Oct-2003                                               1362.93
23-Oct-2003                                               1301.65
16-Oct-2003                                               1247.41
09-Oct-2003                                               1336.02
02-Oct-2003                                               1282.81
25-Sep-2003                                               1277.36
18-Sep-2003                                               1335.42
11-Sep-2003                                               1351.66
04-Sep-2003                                               1357.24
28-Aug-2003                                               1348.27
21-Aug-2003                                               1336.61
14-Aug-2003                                               1327.68
07-Aug-2003                                               1300.29
31-Jul-2003                                               1328.72
24-Jul-2003                                               1356.94
17-Jul-2003                                               1418.78
10-Jul-2003                                               1403.28
03-Jul-2003                                               1391.22
26-Jun-2003                                               1315.31
19-Jun-2003                                               1342.84
12-Jun-2003                                               1293.64
05-Jun-2003                                               1327.75
29-May-2003                                               1301.84
22-May-2003                                               1330.29
15-May-2003                                               1337.80
08-May-2003                                               1345.00
01-May-2003                                               1335.18
24-Apr-2003                                               1356.85
17-Apr-2003                                               1319.00
10-Apr-2003                                               1348.35
02-Apr-2003                                               1293.72
27-Mar-2003                                               1282.80
20-Mar-2003                                               1299.29
13-Mar-2003                                               1294.59
06-Mar-2003                                               1275.47
27-Feb-2003                                               1238.33
20-Feb-2003                                               1239.22
13-Feb-2003                                               1230.13
06-Feb-2003                                               1239.40
30-Jan-2003                                               1279.64
23-Jan-2003                                               1225.19
16-Jan-2003                                               1243.26
09-Jan-2003                                               1275.09
01-Jan-2003                                               1229.23
25-Dec-2002                                               1226.27
19-Dec-2002                                               1188.03
12-Dec-2002                                               1166.46
05-Dec-2002                                               1176.74
28-Nov-2002                                               1192.33
21-Nov-2002                                               1163.55
14-Nov-2002                                               1125.72
07-Nov-2002                                               1141.01
31-Oct-2002                                               1098.67
24-Oct-2002                                               1070.67
17-Oct-2002                                               1056.42
10-Oct-2002                                                984.39
03-Oct-2002                                               1002.60
26-Sep-2002                                               1044.75
19-Sep-2002                                               1020.09
12-Sep-2002                                               1009.06
05-Sep-2002                                                973.89
29-Aug-2002                                               1027.14
22-Aug-2002                                               1081.24
15-Aug-2002                                               1062.75
08-Aug-2002                                               1089.45
01-Aug-2002                                               1120.67
25-Jul-2002                                               1140.80
18-Jul-2002                                               1186.75
11-Jul-2002                                               1164.33
03-Jul-2002                                               1146.42
27-Jun-2002                                               1133.20
20-Jun-2002                                               1100.65
13-Jun-2002                                               1098.84
06-Jun-2002                                               1113.86
30-May-2002                                               1090.82
23-May-2002                                               1110.47
16-May-2002                                               1108.73
09-May-2002                                               1108.14
02-May-2002                                               1121.00
25-Apr-2002                                               1107.90
18-Apr-2002                                               1122.72
10-Apr-2002                                               1110.67
04-Apr-2002                                               1122.70
28-Mar-2002                                               1095.44
21-Mar-2002                                               1099.16
14-Mar-2002                                               1068.61
07-Mar-2002                                               1055.69
28-Feb-2002                                               1049.34
21-Feb-2002                                               1034.21
14-Feb-2002                                               1020.09
07-Feb-2002                                               1012.46
31-Jan-2002                                                980.28
24-Jan-2002                                                957.59
17-Jan-2002                                                961.51
10-Jan-2002                                                927.69
03-Jan-2002                                                975.04
27-Dec-2001                                                936.46
20-Dec-2001                                                946.78
13-Dec-2001                                                953.39
06-Dec-2001                                                983.79
29-Nov-2001                                                955.40
22-Nov-2001                                                963.09
15-Nov-2001                                                928.35
08-Nov-2001                                                927.51
01-Nov-2001                                                914.62
25-Oct-2001                                                941.64
18-Oct-2001                                                944.16
11-Oct-2001                                                966.98
04-Oct-2001                                                965.03
27-Sep-2001                                                945.22
20-Sep-2001                                                950.51
13-Sep-2001                                                923.91
06-Sep-2001                                                929.05
30-Aug-2001                                                899.47
23-Aug-2001                                                923.55
16-Aug-2001                                                900.81
09-Aug-2001                                                933.54
02-Aug-2001                                                947.14
26-Jul-2001                                                938.79
19-Jul-2001                                                915.30
12-Jul-2001                                                916.68
04-Jul-2001                                                916.92
28-Jun-2001                                                887.30
21-Jun-2001                                                898.70
14-Jun-2001                                                893.27
07-Jun-2001                                                858.01
31-May-2001                                                848.28
24-May-2001                                                847.03
17-May-2001                                                829.75
10-May-2001                                                824.78
03-May-2001                                                812.97
26-Apr-2001                                                765.37
19-Apr-2001                                                766.34
12-Apr-2001                                                737.65
05-Apr-2001                                                757.90
28-Mar-2001                                                773.88
22-Mar-2001                                                784.10
15-Mar-2001                                                793.17
08-Mar-2001                                                804.97
01-Mar-2001                                                790.82
22-Feb-2001                                                801.77
15-Feb-2001                                                808.48
08-Feb-2001                                                789.56
01-Feb-2001                                                786.16
25-Jan-2001                                                770.52
18-Jan-2001                                                776.17
11-Jan-2001                                                759.50
04-Jan-2001                                                748.03
28-Dec-2000                                                756.79
21-Dec-2000                                                748.87
14-Dec-2000                                                728.64
07-Dec-2000                                                739.60
30-Nov-2000                                                757.02
23-Nov-2000                                                748.73
16-Nov-2000                                                737.62
09-Nov-2000                                                730.82
02-Nov-2000                                                703.77
26-Oct-2000                                                700.92
19-Oct-2000                                                710.82
12-Oct-2000                                                700.66
05-Oct-2000                                                701.46
28-Sep-2000                                                686.19
21-Sep-2000                                                687.03
14-Sep-2000                                                680.54
07-Sep-2000                                                655.68
31-Aug-2000                                                651.99
24-Aug-2000                                                667.03
17-Aug-2000                                                665.21
10-Aug-2000                                                662.10
03-Aug-2000                                                662.49
27-Jul-2000                                                635.90
20-Jul-2000                                                638.73
13-Jul-2000                                                646.19
06-Jul-2000                                                657.44
29-Jun-2000                                                670.63
22-Jun-2000                                                666.84
15-Jun-2000                                                665.85
08-Jun-2000                                                673.31
01-Jun-2000                                                669.12
25-May-2000                                                678.51
18-May-2000                                                668.91
11-May-2000                                                652.09
04-May-2000                                                641.63
27-Apr-2000                                                653.46
20-Apr-2000                                                645.07
13-Apr-2000                                                636.71
05-Apr-2000                                                655.86
30-Mar-2000                                                645.50
23-Mar-2000                                                650.62
16-Mar-2000                                                641.43
09-Mar-2000                                                633.50
02-Mar-2000                                                644.37
24-Feb-2000                                                659.08
17-Feb-2000                                                647.98
10-Feb-2000                                                656.37
03-Feb-2000                                                635.84
27-Jan-2000                                                621.62
20-Jan-2000                                                611.83
13-Jan-2000                                                601.81
06-Jan-2000                                                616.71
30-Dec-1999                                                615.93
23-Dec-1999                                                611.96
16-Dec-1999                                                616.34
09-Dec-1999                                                617.48
02-Dec-1999                                                606.98
25-Nov-1999                                                599.97
18-Nov-1999                                                600.07
11-Nov-1999                                                592.72
04-Nov-1999                                                590.57
28-Oct-1999                                                579.70
21-Oct-1999                                                587.46
14-Oct-1999                                                584.50
07-Oct-1999                                                582.49
30-Sep-1999                                                584.41
23-Sep-1999                                                581.73
16-Sep-1999                                                583.35
09-Sep-1999                                                572.68
02-Sep-1999                                                563.84
26-Aug-1999                                                560.10
19-Aug-1999                                                559.21
12-Aug-1999                                                555.11
05-Aug-1999                                                558.94
29-Jul-1999                                                562.93
22-Jul-1999                                                553.62
15-Jul-1999                                                559.89
08-Jul-1999                                                556.37
01-Jul-1999                                                544.75
24-Jun-1999                                                549.71
17-Jun-1999                                                539.83
10-Jun-1999                                                527.94
03-Jun-1999                                                532.51
27-May-1999                                                523.65
20-May-1999                                                519.19
13-May-1999                                                525.55
06-May-1999                                                520.12
29-Apr-1999                                                514.71
22-Apr-1999                                                508.49
14-Apr-1999                                                509.23
08-Apr-1999                                                506.42
01-Apr-1999                                                500.71
25-Mar-1999                                                500.97
18-Mar-1999                                                495.52
11-Mar-1999                                                489.57
04-Mar-1999                                                485.42
25-Feb-1999                                                488.11
18-Feb-1999                                                481.97
11-Feb-1999                                                481.46
04-Feb-1999                                                478.64
28-Jan-1999                                                470.39
21-Jan-1999                                                464.78
14-Jan-1999                                                465.97
07-Jan-1999                                                460.68
31-Dec-1998                                                459.27
24-Dec-1998                                                459.83
17-Dec-1998                                                458.80
10-Dec-1998                                                446.96
03-Dec-1998                                                453.30
26-Nov-1998                                                452.29
19-Nov-1998                                                461.47
12-Nov-1998                                                462.35
05-Nov-1998                                                462.28
29-Oct-1998                                                473.77
22-Oct-1998                                                464.89
15-Oct-1998                                                469.10
08-Oct-1998                                                455.10
01-Oct-1998                                                462.69
24-Sep-1998                                                459.67
17-Sep-1998                                                471.19
10-Sep-1998                                                468.18
03-Sep-1998                                                470.99
27-Aug-1998                                                473.80
20-Aug-1998                                                463.68
13-Aug-1998                                                461.94
06-Aug-1998                                                457.09
30-Jul-1998                                                458.26
23-Jul-1998                                                453.11
16-Jul-1998                                                454.16
09-Jul-1998                                                449.55
02-Jul-1998                                                446.20
25-Jun-1998                                                442.80
18-Jun-1998                                                458.45
11-Jun-1998                                                458.67
04-Jun-1998                                                460.13
28-May-1998                                                457.33
21-May-1998                                                454.92
14-May-1998                                                444.14
07-May-1998                                                447.82
30-Apr-1998                                                450.91
23-Apr-1998                                                447.63
16-Apr-1998                                                446.18
09-Apr-1998                                                447.10
01-Apr-1998                                                445.77
26-Mar-1998                                                460.58
19-Mar-1998                                                471.06
12-Mar-1998                                                466.44
05-Mar-1998                                                464.74
26-Feb-1998                                                466.07
19-Feb-1998                                                467.69
12-Feb-1998                                                470.18
05-Feb-1998                                                469.81
29-Jan-1998                                                478.70
22-Jan-1998                                                474.72
15-Jan-1998                                                474.91
08-Jan-1998                                                469.90
01-Jan-1998                                                466.45
24-Dec-1997                                                467.38
18-Dec-1997                                                466.38
11-Dec-1997                                                463.93
04-Dec-1997                                                464.89
27-Nov-1997                                                463.06
20-Nov-1997                                                462.60
13-Nov-1997                                                465.39
06-Nov-1997                                                459.57
30-Oct-1997                                                467.83
23-Oct-1997                                                463.27
16-Oct-1997                                                469.50
09-Oct-1997                                                460.31
02-Oct-1997                                                461.29
25-Sep-1997                                                457.63
18-Sep-1997                                                458.83
11-Sep-1997                                                461.72
04-Sep-1997                                                461.34
28-Aug-1997                                                460.54
21-Aug-1997                                                456.16
14-Aug-1997                                                450.14
07-Aug-1997                                                448.68
31-Jul-1997                                                448.13
24-Jul-1997                                                447.10
17-Jul-1997                                                445.75
10-Jul-1997                                                448.13
03-Jul-1997                                                445.84
26-Jun-1997                                                447.60
19-Jun-1997                                                443.68
12-Jun-1997                                                447.26
05-Jun-1997                                                450.06
29-May-1997                                                450.19
22-May-1997                                                445.84
15-May-1997                                                439.56
08-May-1997                                                442.31
01-May-1997                                                440.19
24-Apr-1997                                                437.03
17-Apr-1997                                                448.94
09-Apr-1997                                                441.84
03-Apr-1997                                                441.39
27-Mar-1997                                                447.78
20-Mar-1997                                                450.18
13-Mar-1997                                                449.83
06-Mar-1997                                                446.11
27-Feb-1997                                                443.38
20-Feb-1997                                                434.22
13-Feb-1997                                                444.58
06-Feb-1997                                                448.93
30-Jan-1997                                                438.78
23-Jan-1997                                                436.11
16-Jan-1997                                                437.15
09-Jan-1997                                                429.05
01-Jan-1997                                                435.71
25-Dec-1996                                                439.77
19-Dec-1996                                                441.28
12-Dec-1996                                                433.73
05-Dec-1996                                                432.06
28-Nov-1996                                                430.16
21-Nov-1996                                                426.65
14-Nov-1996                                                422.43
07-Nov-1996                                                417.58
31-Oct-1996                                                418.68
24-Oct-1996                                                414.10
17-Oct-1996                                                411.73
10-Oct-1996                                                402.66
03-Oct-1996                                                410.47
26-Sep-1996                                                414.35
19-Sep-1996                                                422.93
12-Sep-1996                                                419.58
05-Sep-1996                                                417.08
29-Aug-1996                                                414.84
22-Aug-1996                                                414.85
15-Aug-1996                                                419.91
08-Aug-1996                                                418.88
01-Aug-1996                                                424.21
25-Jul-1996                                                411.60
18-Jul-1996                                                415.62
11-Jul-1996                                                414.62
03-Jul-1996                                                411.77
27-Jun-1996                                                403.46
20-Jun-1996                                                403.67
13-Jun-1996                                                409.76
06-Jun-1996                                                413.48
30-May-1996                                                415.35
23-May-1996                                                414.02
16-May-1996                                                410.09
09-May-1996                                                416.05
02-May-1996                                                412.53
25-Apr-1996                                                409.02
17-Apr-1996                                                416.05
11-Apr-1996                                                404.29
04-Apr-1996                                                401.55
28-Mar-1996                                                403.50
21-Mar-1996                                                411.30
14-Mar-1996                                                405.84
07-Mar-1996                                                404.44
29-Feb-1996                                                412.70
22-Feb-1996                                                411.46
15-Feb-1996                                                412.48
08-Feb-1996                                                411.09
01-Feb-1996                                                408.79
25-Jan-1996                                                415.48
18-Jan-1996                                                418.86
11-Jan-1996                                                415.10
04-Jan-1996                                                419.34
28-Dec-1995                                                406.46
21-Dec-1995                                                387.04
14-Dec-1995                                                384.47
07-Dec-1995                                                379.10
30-Nov-1995                                                375.22
23-Nov-1995                                                376.14
16-Nov-1995                                                382.62
09-Nov-1995                                                392.89
02-Nov-1995                                                391.32
26-Oct-1995                                                384.20
19-Oct-1995                                                392.50
12-Oct-1995                                                381.45
05-Oct-1995                                                381.24
28-Sep-1995                                                385.90
21-Sep-1995                                                387.92
14-Sep-1995                                                383.59
07-Sep-1995                                                389.10
31-Aug-1995                                                395.43
24-Aug-1995                                                394.17
17-Aug-1995                                                385.58
10-Aug-1995                                                387.12
03-Aug-1995                                                387.18
27-Jul-1995                                                380.93
20-Jul-1995                                                384.22
13-Jul-1995                                                380.25
06-Jul-1995                                                374.08
29-Jun-1995                                                371.16
22-Jun-1995                                                377.75
15-Jun-1995                                                382.29
08-Jun-1995                                                379.43
01-Jun-1995                                                389.83
25-May-1995                                                377.49

NASDAQ INDEX COMPOSITE
COMP

4/30/91 to 5/31/01
High:  5132.52
Low:    471.12
Last:  2104.52
           USD

Date                                                        Close
----                                                        -----
30-May-2005                                               2175.54
26-May-2005                                               2251.03
19-May-2005                                               2198.88
12-May-2005                                               2107.43
05-May-2005                                               2191.53
28-Apr-2005                                               2075.68
21-Apr-2005                                               2163.41
13-Apr-2005                                               1961.43
07-Apr-2005                                               1720.36
31-Mar-2005                                               1840.26
24-Mar-2005                                               1928.68
17-Mar-2005                                               1890.91
10-Mar-2005                                               2052.78
03-Mar-2005                                               2117.63
24-Feb-2005                                               2262.51
17-Feb-2005                                               2425.38
10-Feb-2005                                               2470.97
03-Feb-2005                                               2660.50
27-Jan-2005                                               2781.30
20-Jan-2005                                               2770.38
13-Jan-2005                                               2626.50
06-Jan-2005                                               2407.65
30-Dec-2004                                               2470.52
23-Dec-2004                                               2517.02
16-Dec-2004                                               2653.27
09-Dec-2004                                               2917.43
02-Dec-2004                                               2645.29
25-Nov-2004                                               2904.38
18-Nov-2004                                               3027.19
11-Nov-2004                                               3028.99
04-Nov-2004                                               3451.58
28-Oct-2004                                               3278.36
21-Oct-2004                                               3483.14
14-Oct-2004                                               3316.77
07-Oct-2004                                               3361.01
30-Sep-2004                                               3672.82
23-Sep-2004                                               3803.76
16-Sep-2004                                               3835.23
09-Sep-2004                                               3978.41
02-Sep-2004                                               4234.33
26-Aug-2004                                               4042.68
19-Aug-2004                                               3930.34
12-Aug-2004                                               3789.47
05-Aug-2004                                               3787.36
29-Jul-2004                                               3663.00
22-Jul-2004                                               4094.45
15-Jul-2004                                               4246.18
08-Jul-2004                                               4023.20
01-Jul-2004                                               3966.11
24-Jun-2004                                               3845.34
17-Jun-2004                                               3860.56
10-Jun-2004                                               3874.84
03-Jun-2004                                               3813.38
27-May-2004                                               3205.11
20-May-2004                                               3390.40
13-May-2004                                               3529.06
06-May-2004                                               3816.82
29-Apr-2004                                               3860.66
21-Apr-2004                                               3643.88
15-Apr-2004                                               3321.29
08-Apr-2004                                               4446.45
01-Apr-2004                                               4572.83
25-Mar-2004                                               4963.03
18-Mar-2004                                               4798.13
11-Mar-2004                                               5048.62
04-Mar-2004                                               4914.79
26-Feb-2004                                               4590.50
19-Feb-2004                                               4411.74
12-Feb-2004                                               4395.45
05-Feb-2004                                               4244.14
29-Jan-2004                                               3887.07
22-Jan-2004                                               4235.40
15-Jan-2004                                               4064.27
08-Jan-2004                                               3882.62
01-Jan-2004                                               4069.31
24-Dec-2003                                               3969.44
18-Dec-2003                                               3753.06
11-Dec-2003                                               3620.24
04-Dec-2003                                               3520.63
27-Nov-2003                                               3447.81
20-Nov-2003                                               3369.25
13-Nov-2003                                               3221.15
06-Nov-2003                                               3102.29
30-Oct-2003                                               2966.43
23-Oct-2003                                               2816.52
16-Oct-2003                                               2731.83
09-Oct-2003                                               2886.57
02-Oct-2003                                               2736.85
25-Sep-2003                                               2740.41
18-Sep-2003                                               2869.62
11-Sep-2003                                               2887.06
04-Sep-2003                                               2843.11
28-Aug-2003                                               2758.90
21-Aug-2003                                               2648.33
14-Aug-2003                                               2637.81
07-Aug-2003                                               2547.97
31-Jul-2003                                               2638.49
24-Jul-2003                                               2692.40
17-Jul-2003                                               2864.48
10-Jul-2003                                               2793.07
03-Jul-2003                                               2741.02
26-Jun-2003                                               2552.65
19-Jun-2003                                               2563.44
12-Jun-2003                                               2447.88
05-Jun-2003                                               2478.34
29-May-2003                                               2470.52
22-May-2003                                               2520.14
15-May-2003                                               2527.86
08-May-2003                                               2503.62
01-May-2003                                               2542.85
24-Apr-2003                                               2590.69
17-Apr-2003                                               2484.04
10-Apr-2003                                               2593.05
02-Apr-2003                                               2493.37
27-Mar-2003                                               2419.17
20-Mar-2003                                               2421.27
13-Mar-2003                                               2381.53
06-Mar-2003                                               2337.11
27-Feb-2003                                               2288.03
20-Feb-2003                                               2283.60
13-Feb-2003                                               2321.89
06-Feb-2003                                               2373.62
30-Jan-2003                                               2505.89
23-Jan-2003                                               2338.88
16-Jan-2003                                               2348.20
09-Jan-2003                                               2344.41
01-Jan-2003                                               2192.69
25-Dec-2002                                               2163.03
19-Dec-2002                                               2086.14
12-Dec-2002                                               2029.31
05-Dec-2002                                               2003.16
28-Nov-2002                                               2016.44
21-Nov-2002                                               1928.21
14-Nov-2002                                               1847.99
07-Nov-2002                                               1856.56
31-Oct-2002                                               1771.39
24-Oct-2002                                               1693.86
17-Oct-2002                                               1620.95
10-Oct-2002                                               1492.49
03-Oct-2002                                               1614.98
26-Sep-2002                                               1743.59
19-Sep-2002                                               1663.77
12-Sep-2002                                               1641.64
05-Sep-2002                                               1566.52
29-Aug-2002                                               1639.68
22-Aug-2002                                               1797.61
15-Aug-2002                                               1790.19
08-Aug-2002                                               1846.77
01-Aug-2002                                               1872.39
25-Jul-2002                                               1930.99
18-Jul-2002                                               2008.76
11-Jul-2002                                               1943.04
03-Jul-2002                                               1894.00
27-Jun-2002                                               1869.53
20-Jun-2002                                               1781.29
13-Jun-2002                                               1745.05
06-Jun-2002                                               1782.92
30-May-2002                                               1778.87
23-May-2002                                               1805.00
16-May-2002                                               1846.77
09-May-2002                                               1864.37
02-May-2002                                               1873.44
25-Apr-2002                                               1868.96
18-Apr-2002                                               1866.60
10-Apr-2002                                               1820.24
04-Apr-2002                                               1855.40
28-Mar-2002                                               1823.62
21-Mar-2002                                               1789.16
14-Mar-2002                                               1771.66
07-Mar-2002                                               1753.49
28-Feb-2002                                               1770.51
21-Feb-2002                                               1728.13
14-Feb-2002                                               1710.42
07-Feb-2002                                               1694.35
31-Jan-2002                                               1619.36
24-Jan-2002                                               1575.93
17-Jan-2002                                               1562.88
10-Jan-2002                                               1503.22
03-Jan-2002                                               1581.53
27-Dec-2001                                               1511.38
20-Dec-2001                                               1524.74
13-Dec-2001                                               1536.58
06-Dec-2001                                               1633.90
29-Nov-2001                                               1600.55
22-Nov-2001                                               1620.75
15-Nov-2001                                               1583.51
08-Nov-2001                                               1602.40
01-Nov-2001                                               1593.61
25-Oct-2001                                               1650.92
18-Oct-2001                                               1666.85
11-Oct-2001                                               1739.03
04-Oct-2001                                               1715.87
27-Sep-2001                                               1682.24
20-Sep-2001                                               1680.36
13-Sep-2001                                               1649.33
06-Sep-2001                                               1635.77
30-Aug-2001                                               1587.32
23-Aug-2001                                               1598.69
16-Aug-2001                                               1562.03
09-Aug-2001                                               1598.52
02-Aug-2001                                               1594.33
26-Jul-2001                                               1569.58
19-Jul-2001                                               1547.99
12-Jul-2001                                               1502.62
04-Jul-2001                                               1467.61
28-Jun-2001                                               1438.15
21-Jun-2001                                               1447.10
14-Jun-2001                                               1423.03
07-Jun-2001                                               1404.84
31-May-2001                                               1400.32
24-May-2001                                               1389.72
17-May-2001                                               1340.73
10-May-2001                                               1335.05
03-May-2001                                               1305.33
26-Apr-2001                                               1209.29
19-Apr-2001                                               1222.57
12-Apr-2001                                               1206.90
05-Apr-2001                                               1236.73
28-Mar-2001                                               1249.51
22-Mar-2001                                               1254.07
15-Mar-2001                                               1292.97
08-Mar-2001                                               1311.80
01-Mar-2001                                               1309.00
22-Feb-2001                                               1334.32
15-Feb-2001                                               1367.19
08-Feb-2001                                               1357.71
01-Feb-2001                                               1379.85
25-Jan-2001                                               1363.83
18-Jan-2001                                               1349.05
11-Jan-2001                                               1332.02
04-Jan-2001                                               1310.68
28-Dec-2000                                               1291.38
21-Dec-2000                                               1288.56
14-Dec-2000                                               1284.91
07-Dec-2000                                               1287.68
30-Nov-2000                                               1292.61
23-Nov-2000                                               1274.36
16-Nov-2000                                               1261.80
09-Nov-2000                                               1257.51
02-Nov-2000                                               1221.78
26-Oct-2000                                               1222.60
19-Oct-2000                                               1242.48
12-Oct-2000                                               1248.27
05-Oct-2000                                               1247.56
28-Sep-2000                                               1230.05
21-Sep-2000                                               1219.69
14-Sep-2000                                               1188.67
07-Sep-2000                                               1139.39
31-Aug-2000                                               1141.50
24-Aug-2000                                               1143.05
17-Aug-2000                                               1133.65
10-Aug-2000                                               1137.27
03-Aug-2000                                               1124.92
27-Jul-2000                                               1079.44
20-Jul-2000                                               1097.68
13-Jul-2000                                               1103.49
06-Jul-2000                                               1158.35
29-Jun-2000                                               1185.02
22-Jun-2000                                               1175.44
15-Jun-2000                                               1213.18
08-Jun-2000                                               1229.76
01-Jun-2000                                               1243.43
25-May-2000                                               1247.80
18-May-2000                                               1241.88
11-May-2000                                               1202.76
04-May-2000                                               1184.60
27-Apr-2000                                               1186.89
20-Apr-2000                                               1138.70
13-Apr-2000                                               1100.94
05-Apr-2000                                               1118.21
30-Mar-2000                                               1101.40
23-Mar-2000                                               1102.22
16-Mar-2000                                               1099.59
09-Mar-2000                                               1063.73
02-Mar-2000                                               1086.08
24-Feb-2000                                               1117.79
17-Feb-2000                                               1090.71
10-Feb-2000                                               1094.60
03-Feb-2000                                               1072.11
27-Jan-2000                                               1040.96
20-Jan-2000                                               1018.45
13-Jan-2000                                               1008.23
06-Jan-2000                                               1033.47
30-Dec-1999                                               1052.13
23-Dec-1999                                               1046.89
16-Dec-1999                                               1030.48
09-Dec-1999                                               1062.41
02-Dec-1999                                               1055.31
25-Nov-1999                                               1030.17
18-Nov-1999                                               1045.03
11-Nov-1999                                               1063.87
04-Nov-1999                                               1065.66
28-Oct-1999                                               1025.55
21-Oct-1999                                               1039.53
14-Oct-1999                                               1018.38
07-Oct-1999                                               1012.04
30-Sep-1999                                               1043.54
23-Sep-1999                                               1053.39
16-Sep-1999                                               1051.10
09-Sep-1999                                               1060.03
02-Sep-1999                                               1019.47
26-Aug-1999                                               1019.97
19-Aug-1999                                               1031.28
12-Aug-1999                                               1004.11
05-Aug-1999                                                991.09
29-Jul-1999                                               1005.28
22-Jul-1999                                                961.77
15-Jul-1999                                                999.33
08-Jul-1999                                                969.76
01-Jul-1999                                                933.45
24-Jun-1999                                                938.87
17-Jun-1999                                                908.65
10-Jun-1999                                                884.38
03-Jun-1999                                                872.97
27-May-1999                                                871.87
20-May-1999                                                864.57
13-May-1999                                                858.94
06-May-1999                                                843.53
29-Apr-1999                                                843.98
22-Apr-1999                                                823.44
14-Apr-1999                                                832.64
08-Apr-1999                                                814.69
01-Apr-1999                                                817.21
25-Mar-1999                                                818.66
18-Mar-1999                                                808.33
11-Mar-1999                                                802.22
04-Mar-1999                                                798.79
25-Feb-1999                                                791.08
18-Feb-1999                                                786.97
11-Feb-1999                                                790.43
04-Feb-1999                                                772.06
28-Jan-1999                                                758.91
21-Jan-1999                                                762.05
14-Jan-1999                                                762.16
07-Jan-1999                                                749.69
31-Dec-1998                                                751.96
24-Dec-1998                                                742.19
17-Dec-1998                                                729.07
10-Dec-1998                                                719.05
03-Dec-1998                                                745.02
26-Nov-1998                                                742.52
19-Nov-1998                                                764.67
12-Nov-1998                                                762.12
05-Nov-1998                                                766.08
29-Oct-1998                                                776.15
22-Oct-1998                                                765.38
15-Oct-1998                                                767.08
08-Oct-1998                                                749.96
01-Oct-1998                                                764.29
24-Sep-1998                                                757.46
17-Sep-1998                                                777.91
10-Sep-1998                                                763.73
03-Sep-1998                                                759.23
27-Aug-1998                                                762.94
20-Aug-1998                                                742.43
13-Aug-1998                                                731.61
06-Aug-1998                                                718.67
30-Jul-1998                                                722.16
23-Jul-1998                                                716.68
16-Jul-1998                                                721.36
09-Jul-1998                                                707.46
02-Jul-1998                                                706.85
25-Jun-1998                                                693.79
18-Jun-1998                                                729.35
11-Jun-1998                                                734.25
04-Jun-1998                                                742.38
28-May-1998                                                733.14
21-May-1998                                                726.70
14-May-1998                                                716.92
07-May-1998                                                732.86
30-Apr-1998                                                733.84
23-Apr-1998                                                722.56
16-Apr-1998                                                727.97
09-Apr-1998                                                748.71
01-Apr-1998                                                743.46
26-Mar-1998                                                783.45
19-Mar-1998                                                803.93
12-Mar-1998                                                789.20
05-Mar-1998                                                790.55
26-Feb-1998                                                783.78
19-Feb-1998                                                788.85
12-Feb-1998                                                781.39
05-Feb-1998                                                777.28
29-Jan-1998                                                796.53
22-Jan-1998                                                794.28
15-Jan-1998                                                792.31
08-Jan-1998                                                782.94
01-Jan-1998                                                776.80
24-Dec-1997                                                758.70
18-Dec-1997                                                759.23
11-Dec-1997                                                760.74
04-Dec-1997                                                772.22
27-Nov-1997                                                754.87
20-Nov-1997                                                751.56
13-Nov-1997                                                779.32
06-Nov-1997                                                762.98
30-Oct-1997                                                779.26
23-Oct-1997                                                772.69
16-Oct-1997                                                787.42
09-Oct-1997                                                764.27
02-Oct-1997                                                763.23
25-Sep-1997                                                754.65
18-Sep-1997                                                740.11
11-Sep-1997                                                744.31
04-Sep-1997                                                749.71
28-Aug-1997                                                734.07
21-Aug-1997                                                730.96
14-Aug-1997                                                718.26
07-Aug-1997                                                718.08
31-Jul-1997                                                704.70
24-Jul-1997                                                700.24
17-Jul-1997                                                699.73
10-Jul-1997                                                705.81
03-Jul-1997                                                704.49
26-Jun-1997                                                694.81
19-Jun-1997                                                689.59
12-Jun-1997                                                693.19
05-Jun-1997                                                702.01
29-May-1997                                                700.53
22-May-1997                                                694.29
15-May-1997                                                676.37
08-May-1997                                                681.44
01-May-1997                                                661.42
24-Apr-1997                                                658.41
17-Apr-1997                                                666.78
09-Apr-1997                                                666.33
03-Apr-1997                                                669.85
27-Mar-1997                                                681.54
20-Mar-1997                                                682.72
13-Mar-1997                                                692.78
06-Mar-1997                                                681.37
27-Feb-1997                                                670.77
20-Feb-1997                                                663.61
13-Feb-1997                                                690.54
06-Feb-1997                                                700.98
30-Jan-1997                                                696.34
23-Jan-1997                                                701.64
16-Jan-1997                                                697.15
09-Jan-1997                                                677.21
01-Jan-1997                                                676.95
25-Dec-1996                                                665.88
19-Dec-1996                                                661.29
12-Dec-1996                                                655.79
05-Dec-1996                                                661.60
28-Nov-1996                                                649.49
21-Nov-1996                                                642.60
14-Nov-1996                                                637.16
07-Nov-1996                                                616.82
31-Oct-1996                                                605.17
24-Oct-1996                                                597.30
17-Oct-1996                                                582.61
10-Oct-1996                                                570.52
03-Oct-1996                                                571.63
26-Sep-1996                                                577.20
19-Sep-1996                                                589.12
12-Sep-1996                                                583.01
05-Sep-1996                                                573.44
29-Aug-1996                                                563.56
22-Aug-1996                                                563.70
15-Aug-1996                                                573.18
08-Aug-1996                                                573.74
01-Aug-1996                                                580.83
25-Jul-1996                                                565.61
18-Jul-1996                                                570.52
11-Jul-1996                                                567.80
03-Jul-1996                                                563.35
27-Jun-1996                                                547.84
20-Jun-1996                                                554.20
13-Jun-1996                                                569.52
06-Jun-1996                                                585.43
30-May-1996                                                585.31
23-May-1996                                                580.30
16-May-1996                                                574.43
09-May-1996                                                585.76
02-May-1996                                                578.14
25-Apr-1996                                                572.89
17-Apr-1996                                                591.81
11-Apr-1996                                                584.24
04-Apr-1996                                                590.01
28-Mar-1996                                                604.67
21-Mar-1996                                                624.28
14-Mar-1996                                                618.62
07-Mar-1996                                                615.95
29-Feb-1996                                                633.47
22-Feb-1996                                                629.75
15-Feb-1996                                                636.43
08-Feb-1996                                                634.95
01-Feb-1996                                                620.21
25-Jan-1996                                                624.68
18-Jan-1996                                                626.85
11-Jan-1996                                                615.70
04-Jan-1996                                                592.65
28-Dec-1995                                                565.71
21-Dec-1995                                                535.76
14-Dec-1995                                                540.90
07-Dec-1995                                                536.30
30-Nov-1995                                                523.90
23-Nov-1995                                                526.46
16-Nov-1995                                                531.29
09-Nov-1995                                                548.08
02-Nov-1995                                                540.93
26-Oct-1995                                                525.17
19-Oct-1995                                                538.90
12-Oct-1995                                                519.05
05-Oct-1995                                                520.40
28-Sep-1995                                                524.48
21-Sep-1995                                                527.19
14-Sep-1995                                                516.71
07-Sep-1995                                                516.94
31-Aug-1995                                                525.68
24-Aug-1995                                                521.06
17-Aug-1995                                                512.47
10-Aug-1995                                                508.31
03-Aug-1995                                                505.67
27-Jul-1995                                                492.69
20-Jul-1995                                                497.55
13-Jul-1995                                                492.71
06-Jul-1995                                                474.05
29-Jun-1995                                                475.92
22-Jun-1995                                                485.82
15-Jun-1995                                                495.07
08-Jun-1995                                                498.54
01-Jun-1995                                                506.11
25-May-1995                                                492.67

  We look for companies with strong earnings prospects, typically 20% or more at the time of purchase. However, valuation is also very important and we try to buy companies selling at 75% or less of private market value (or what would another company in the same industry pay). The focus on earnings per share growth is what differentiates us from most "classic value investors" while valuation discipline tends to differentiate us from most growth investors. We demand growth, but are careful not to pay too much for that growth. Other characteristics include: good, strong business franchises, smart and motivated management (meaning they own a lot of stock themselves), a preference for visible and predictable earnings (recurring revenue is the best), free cash flow, and limited Wall Street Coverage. Industry concentration of the Fund can vary since there is a unique business cycle associated with each company in the portfolio or on the watch list. Understanding industries and their business cycles enables us to better time purchases, position the portfolio in consolidating sectors, and assess risk. Risk management is an integral component of our investment process. This past year has not been a picnic, but our risk control measures and valuation parameters proved quite effective in mitigating the downside.

  Adelphia Communications, Inc. is a good example of a Focus Fund stock. It is the sixth largest cable operator in the country. When the Fund first owned the stock Adelphia, it was a small regional cable operator that was relatively ignored by Wall Street and undervalued. The Company surprised the investment community when it purchased Century Communications, Frontiervision, and Harron Communications doubling in size to over five million subscribers. The stock remains unloved and undervalued by analysts because of its relationship with its CLEC (Competitive Local Exchange Carrier) subsidiary Adelphia Business Solutions. The CLEC industry has been demolished over the past year because of poorly crafted business plans and limited access to capital, even though the market for voice/data services to small-and-medium sized businesses is large and growing. The parent company is focused on upgrading the plant in order to deploy digital boxes and cable modems to its subscriber base, and has recently announced that it has scaled back the CLEC operation to a success-based model. We think there are synergies to operating companies in both sectors, specifically network equipment savings, carrying long haul voice traffic and being the cable Internet Service Provider (ISP). Presently, the stock is trading at a relative discount to its peer cable operators as well as an absolute discount to private market value. The cable industry will continue to consolidate over the next couple of years and the Rigas family owns a significant amount of stock in their Company. We believe the risk of the management not executing on its revenue and cash flow growth targets is mitigated by the inherent value of its subscriber base.

  From a sector perspective, we have recently established or increased positions in the software industry. Software companies often exhibit the characteristics we look for, including free cash flow generation, strong franchises, high margins and barriers to entry. More often than not, these stocks are expensive, too expensive by our valuation metrics. Recently, however, the tech wreck set up a "throw the babies out with the bath water situation." Many outstanding software companies fell into our "valuation laps." Three software stocks in the Fund are Retek Inc., Aspen Technology, Inc., and Interwoven, Inc. Retek has become the industry leader in retailing software solutions. The company's products address the four broad business processes required by today's multi-channel retailers: customer relationship management
(CRM), merchandising, supply chain management and logistics. Some of the most successful retailers in the world employ Retek's technology. Aspen is analogous to Retek in that its solution is targeted to one vertical, the process-oriented industries such as petrochemicals. This market is under-penetrated (sub-20%) and close estimated to be almost two billion in size this year. Process software help manufacturers optimize plant design and construction, develop and control the manufacturing process, and coordinate the supply chain.
Interwoven's flagship product, TeamSite, controls the development, management, and deployment of business-critical web sites. The company is the leader in providing enterprise-class Web content management software. We believe the market for content management solutions is very very large and felt comfortable buying the stock after it was significantly beaten down. For those of you investors looking to cherry pick some of these ideas for your personal portfolio, we encourage you not to chase their performance. Some of our stocks have already bounced back to being "fully valued."

  In summary, the United States is a great country with a well-run economy.
One of the special characteristics of our economy, Americans, and the FMI Focus Fund is that we adjust during difficult periods. We believe we have a time proven methodology and process for picking stocks and our approach is representative of a "core" portfolio (meaning average risk). Clearly our methodology isn't infallible and is subject to short-term vagaries of the stock market. The past twelve months demonstrates that, but over time we have a great deal of confidence in our ability to make you money. We hope you do as well and leave you with our mantra "Hang In There". Please note: As we have mentioned in past reports, much of our own net worths are in the Fund, so our investment goals are directly aligned with yours.

Sincerely,

/s/Ted D. Kellner                /s/Richard E. Lane

Ted D. Kellner, C.F.A.           Richard E. Lane, C.F.A.
Portfolio Manager                Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555

FMI Focus Fund
STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

 SHARES OR                                                           QUOTED
 PRINCIPAL                                                           MARKET
  AMOUNT                                               COST           VALUE
  ------                                               ----           -----
COMMON STOCKS -- 83.1% (A)<F3>

               BANKS -- 5.6%
     82,000    AMCORE
                 Financial, Inc.                   $  1,684,428   $  1,655,375
     46,000    Associated Banc-Corp.                  1,339,957      1,529,500
     40,000    Banknorth Group, Inc.                    780,000        795,000
     36,200    Blackhawk Bancorp, Inc.                  526,556        303,175
    125,000    BOK Financial Corp.*<F2>               2,613,820      3,070,313
    111,000    First Federal Capital Corp.            1,523,144      1,554,000
     26,000    MAF Bancorp, Inc.                        667,827        711,750
     83,500    Prosperity
                 Bancshares, Inc.                     1,490,219      1,628,250
     60,500    Republic Bancorp Inc.                    616,213        744,906
     93,000    Summit Bancshares, Inc.                1,853,506      1,662,375
     35,450    Texas Regional
                 Bancshares, Inc.                     1,055,941      1,227,456
                                                   ------------   ------------
                                                     14,151,611     14,882,100

               CHEMICAL/SPECIALTY MATERIALS -- 1.9%
     44,400    Cytec Industries Inc.*<F2>             1,538,864      1,421,688
     65,000    Georgia Gulf Corp.                     1,078,242      1,131,650
     75,000    Rogers Corp.*<F2>                      2,435,467      2,663,250
                                                   ------------   ------------
                                                      5,052,573      5,216,588

               COMMUNICATIONS EQUIPMENT -- 2.9%
    130,000    ADC Telecommunications,
                 Inc.*<F2>                            2,613,667      1,105,000
    110,000    Andrew Corp.*<F2>                      2,131,651      1,581,250
     55,000    Channell Commercial
                 Corp.*<F2>                             634,536        419,375
    106,000    Conexant Systems, Inc.*<F2>            1,252,125        947,375
    135,000    Tekelec*<F2>                           2,639,380      2,430,000
    134,000    TESSCO Technologies
                 Inc.*<F2>                            2,951,281      1,247,875
                                                   ------------   ------------
                                                     12,222,640      7,730,875

               COMMUNICATIONS SERVICES/CABLE -- 8.6%
    150,000    Adelphia Business
                 Solutions, Inc.*<F2>                 1,299,181        712,500
    286,248    Adelphia
                 Communications Corp.*<F2>           10,562,110     11,593,044
     62,200    Arguss Communications,
                 Inc.*<F2>                            1,083,793        366,980
     41,000    Bell Canada
                 International Inc.*<F2>                748,313        512,500
     64,500    Insight Communications
                 Co., Inc.*<F2>                       1,247,641      1,709,250
    129,500    LCC International, Inc.*<F2>           2,079,808        647,500
     34,500    LodgeNet Entertainment
                 Corp.*<F2>                             565,497        504,562
    192,500    Motient Corp.*<F2>                     2,163,090        252,656
    434,500    SignalSoft Corp.*<F2>                  5,772,140      3,421,688
     85,000    Western Wireless Corp.*<F2>            3,560,659      3,453,125
                                                   ------------   ------------
                                                     29,082,232     23,173,805

               COMMUNICATIONS SERVICES/MEDIA -- 2.1%
    131,543    CNET Networks, Inc.*<F2>               2,430,888      1,471,637
    140,500    Key3Media Group, Inc.*<F2>               843,000      1,671,950
    250,000    PRIMEDIA Inc.*<F2>                     2,899,631      1,575,000
     59,500    World Wrestling Federation
                 Entertainment,Inc*<F2>                 975,446        794,920
                                                   ------------   ------------
                                                      7,148,965      5,513,507

               CONSUMER PRODUCTS & RETAIL -- 6.0%
     32,500    Casual Male Corp.                        210,175         97,500
    307,000    Consolidated Stores
                 Corp.*<F2>                           3,849,004      3,085,350
     90,000    Dean Foods Co.                         3,071,175      3,047,400
    100,000    Jos. A. Bank Clothiers,
                 Inc.*<F2>                              653,732        575,000
    132,000    Russell Corp.                          2,447,568      2,468,400
     69,500    ShopKo Stores, Inc.*<F2>                 698,468        556,000
     85,000    SUPERVALU INC.                         1,374,794      1,133,050
    175,000    Zale Corp.*<F2>                        5,392,459      5,075,000
                                                   ------------   ------------
                                                     17,697,375     16,037,700

               ELECTRONICS -- 2.3%
     71,000    Daisytek International
                 Corp.*<F2>                             603,250        554,687
    153,000    General Semiconductor,
                 Inc.*<F2>                            1,635,975      1,448,910
     71,000    GenRad, Inc.*<F2>                        723,135        568,000
     51,950    SBE, Inc.*<F2>                           370,588        136,369
    130,000    Stratos Lightwave, Inc.*<F2>           2,882,403      1,300,000
     53,000    Teledyne Technologies
                 Inc.*<F2>                              721,607        742,000
     17,500    Varian Inc.*<F2>                         257,067        447,344
    344,000    Viasystems Group, Inc.*<F2>            4,663,961      1,032,000
                                                   ------------   ------------
                                                     11,857,986      6,229,310

               ENERGY/ENERGY SERVICES -- 13.9%
     80,900    Atwood Oceanics, Inc.*<F2>             3,166,021      3,310,428
     75,000    Chesapeake Energy Corp.*<F2>             579,156        663,750
     82,000    Coflexip SA  ADR*<F2>                  4,962,130      5,350,500
    100,000    Frontier Oil Corp.*<F2>                  726,020        770,000
    115,000    Grey Wolf, Inc.*<F2>                     643,159        747,500
    105,000    Maverick Tube Corp.*<F2>               2,888,806      2,163,000
     82,000    NiSource Inc.                          2,145,593      2,551,840
     59,000    Noble Affiliates, Inc.                 1,777,246      2,462,070
     30,000    Offshore Logistics, Inc.*<F2>            536,250        744,375
     95,000    Parker Drilling Co.*<F2>                 649,313        608,000
    460,250    Pride International, Inc.*<F2>         9,489,293     10,935,540
     50,000    Remington Oil & Gas Corp.*<F2>           364,687        690,625
     40,000    The Shaw Group Inc.*<F2>               1,267,108      1,868,400
     35,000    Valero Energy Corp.                    1,027,725      1,242,500
     58,000    W-H Energy Services, Inc.*<F2>         1,251,460      1,406,500
    163,500    Willbros Group, Inc.*<F2>              1,288,392      1,872,075
                                                   ------------   ------------
                                                     32,762,359     37,387,103

               FINANCIAL SERVICES -- 7.9%
    160,000    Heller Financial, Inc.                 4,653,982      5,624,000
    180,000    HNC Software Inc.*<F2>                 2,404,533      3,161,250
     75,000    MGIC Investment Corp.                  3,193,444      5,131,500
     40,000    Protective Life Corp.                  1,199,536      1,226,800
     40,000    SAFECO Corp.                           1,302,500      1,127,500
    100,000    SunGard Data
                 Systems Inc.*<F2>                    3,067,870      4,923,000
                                                   ------------   ------------
                                                     15,821,865     21,194,050

               HEALTH INDUSTRIES -- 7.4%
     70,000    Henry Schein, Inc.*<F2>                1,934,105      2,572,500
     17,500    ICON plc  Sponsored ADR*<F2>             356,968        403,594
     43,000    Molecular Devices Corp.*<F2>           3,141,620      1,956,500
    155,000    Pall Corp.                             3,535,725      3,397,600
     72,500    Quest Diagnostics Inc.*<F2>            4,466,957      6,443,075
     48,000    Renal Care Group, Inc.*<F2>            1,240,753      1,287,360
    180,000    Sybron Dental
                 Specialties, Inc.*<F2>               3,040,357      3,780,000
                                                   ------------   ------------
                                                     17,716,485     19,840,629

               INDUSTRIAL & TRANSPORTATION PRODUCTS -- 7.5%
    300,000    Airgas, Inc.*<F2>                      2,416,247      2,364,000
    184,400    CIRCOR International,
                 Inc.                                 2,304,649      2,729,120
    125,000    Flowserve Corp.*<F2>                   2,742,216      2,805,000
    125,000    Kennametal Inc.                        3,916,711      3,437,500
     79,700    Ladish Co, Inc.*<F2>                     949,219        896,625
     24,000    Regal-Beloit Corp.                       478,663        399,600
    108,800    Robbins & Myers, Inc.                  2,625,390      2,785,280
     17,500    The Timken Co.                           284,245        273,875
    250,400    Tower Automotive, Inc.*<F2>            2,550,506      2,686,792
     43,200    Zebra Technologies
                 Corp.*<F2>                           1,881,228      1,647,000
                                                   ------------   ------------
                                                     20,149,074     20,024,792

               INDUSTRIAL SERVICES -- 3.8%
    316,000    Casella Waste
                 Systems, Inc.*<F2>                   2,885,375      2,824,250
    235,000    Republic Services, Inc.*<F2>           3,551,680      4,406,250
    108,000    Tetra Tech, Inc.*<F2>                  2,616,428      2,187,000
     40,500    URS Corp.*<F2>                           787,728        769,500
                                                   ------------   ------------
                                                      9,841,211     10,187,000

               INSURANCE -- 8.3%
     65,000    ACE Ltd.                               2,738,103      2,389,400
     95,000    W.R. Berkley Corp.                     3,588,760      4,280,937
     45,000    Delphi Financial
                 Group, Inc.                          1,735,200      1,332,000
    167,000    Old Republic
                 International Corp.                  3,634,008      4,742,800
     91,700    PartnerRe Ltd.                         4,188,117      4,518,059
     26,000    The PMI Group, Inc.                    1,299,350      1,689,480
     21,500    Reinsurance Group
                 of America, Inc.                       651,665        828,610
     89,000    UnumProvident Corp.                    2,185,342      2,600,580
                                                   ------------   ------------
                                                     20,020,545     22,381,866

               SEMICONDUCTOR & RELATED -- 1.8%
    255,000    Metron Technology N.V.*<F2>            2,995,065      1,282,956
    100,000    Mitel Corp.*<F2>                       1,024,110        792,000
    140,000    MKS Instruments, Inc.*<F2>             3,303,731      2,619,400
                                                   ------------   ------------
                                                      7,322,906      4,694,356

               SOFTWARE/SERVICE -- 3.1%
    151,000    Aspen Technology, Inc.*<F2>            3,343,946      3,605,125
    230,000    Interwoven, Inc.*<F2>                  4,397,901      2,314,375
    125,180    Retek Inc.*<F2>                        2,489,337      2,354,949
                                                   ------------   ------------
                                                     10,231,184      8,274,449
                                                   ------------   ------------
               Total common stocks                  231,079,011    222,768,130

SHORT-TERM INVESTMENTS -- 14.7% (A)<F3>

               VARIABLE RATE DEMAND NOTES
$18,243,611    Firstar Bank U.S.A., N.A.             18,243,611     18,243,611
 11,600,000    Sara Lee Corp.                        11,600,000     11,600,000
  9,500,000    Wisconsin Corporate
                 Central Credit Union                 9,500,000      9,500,000
                                                   ------------   ------------
               Total short-term
                 investments                         39,343,611     39,343,611
                                                   ------------   ------------
               Total investments                   $270,422,622    262,111,741
                                                   ------------
                                                   ------------
               Cash and receivables,
                 less liabilities -- 2.2%(A)<F3>                     6,015,067
                                                                  ------------
               NET ASSETS                                         $268,126,808
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share
                 ($0.01 par value 500,000,000
                 shares authorized), offering
                 and redemption price
                 ($268,126,808 / 10,396,271
                   shares outstanding)                                  $25.79
                                                                  ------------
                                                                  ------------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Focus Fund
STATEMENT OF OPERATIONS
For the Period Ending March 31, 2001 (Unaudited)

INCOME:
     Dividends                                                    $    163,613
     Interest                                                        1,142,517
                                                                  ------------
          Total income                                               1,306,130
                                                                  ------------

EXPENSES:
     Management fees                                                 1,630,652
     Administrative services                                           105,116
     Registration fees                                                  54,117
     Transfer agent fees                                                40,820
     Custodian fees                                                     34,081
     Printing and postage expenses                                      28,907
     Professional fees                                                  13,872
     Board of Directors fees                                             5,200
     Amortization of organizational expenses                             2,977
     Other expenses                                                      7,526
                                                                  ------------
          Total expenses                                             1,923,268
                                                                  ------------
NET INVESTMENT LOSS                                                   (617,138)
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS                                   (21,673,556)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (38,043,321)
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (59,716,877)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(60,334,015)
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

FMI Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                     2001           2000
                                                                                                  ----------     ----------
OPERATIONS:
     Net investment (loss) income                                                                 $   (617,138)  $    199,820
     Net realized (loss) gain on investments                                                       (21,673,556)    20,919,129
     Net (decrease) increase in unrealized appreciation on investments                             (38,043,321)    23,650,659
                                                                                                  ------------   ------------
          Net (decrease) increase in net assets resulting from operations                          (60,334,015)    44,769,608
                                                                                                  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Dividend from net investment income ($0.02837 per share)                                         (204,288)            --
     Distributions from net realized gains ($3.50364 and $2.53337 per share, respectively)         (25,226,472)    (4,277,241)
                                                                                                  ------------   ------------
          Total distributions                                                                      (25,430,760)    (4,277,241)*<F4>
                                                                                                  ------------   ------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (5,277,450 and 5,774,572 shares, respectively)                    154,674,353    194,365,258
     Net asset value of shares issued in distributions
       (810,445 and 220,843 shares, respectively)                                                   24,078,335      4,103,266
     Cost of shares redeemed (2,347,618 and 1,017,203 shares, respectively)                        (67,318,662)   (32,673,526)
                                                                                                  ------------   ------------
          Net increase in net assets derived from Fund share activities                            111,434,026    165,794,998
                                                                                                  ------------   ------------
          TOTAL INCREASE                                                                            25,669,251    206,287,365
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                          242,457,557     36,170,192
                                                                                                  ------------   ------------
NET ASSETS AT THE END OF THE PERIOD
  (including undistributed net investment income of $0 and $204,286, respectively)                $268,126,808   $242,457,557
                                                                                                  ------------   ------------
                                                                                                  ------------   ------------

*<F4>  See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

FMI Focus Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)
                                                        FOR THE            YEARS ENDED SEPTEMBER 30,         FOR THE PERIOD FROM
                                                     PERIOD ENDING       ------------------------------   DECEMBER 16, 1996+<F5> TO
                                                     MARCH 31, 2001      2000         1999         1998      SEPTEMBER 30, 1997
                                                     --------------      ----         ----         ----      ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 36.43        $ 21.56      $ 15.15      $ 14.74          $ 10.00
Income from investment operations:
     Net investment (loss) income (a)<F8>                 (0.07)          0.06        (0.18)       (0.17)           (0.04)
     Net realized and unrealized
       (losses) gains on investments                      (7.04)         17.34         7.21         1.06             6.69
                                                        -------        -------      -------      -------          -------
Total from investment operations                          (7.11)         17.40         7.03         0.89             6.65

Less distributions:
     Dividends from net investment income                 (0.03)            --           --           --            (0.01)
     Distributions from net realized gains                (3.50)         (2.53)       (0.62)       (0.48)           (1.90)
                                                        -------        -------      -------      -------          -------
Total from distributions                                  (3.53)         (2.53)       (0.62)       (0.48)           (1.91)
                                                        -------        -------      -------      -------          -------
Net asset value, end of period                           $25.79        $ 36.43      $ 21.56      $ 15.15          $ 14.74
                                                        -------        -------      -------      -------          -------
                                                        -------        -------      -------      -------          -------

TOTAL INVESTMENT RETURN                                  (20.8%)*<F6>    92.0%        47.9%         6.2%            68.0%*<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                  268,127        242,458       36,170       19,264            5,156
Ratio of operating expenses before interest expense
  and dividends on shorts (after reimbursement)
  to average net assets (b)<F9>                           1.47%**<F7>    1.59%        1.81%        2.34%            2.75%**<F7>
Ratio of interest expense and dividends on short
  positions to average net assets                            --          0.05%        0.16%        0.33%            0.17%**<F7>
Ratio of net investment (loss) income
  to average net assets (c)<F10>                         (0.47%)**<F7>   0.20%       (1.28%)      (1.94%)          (1.85%)**<F7>
Portfolio turnover rate                                   90.8%         198.7%       238.8%       402.2%           298.2%

   +<F5>   Commencement of operations.
   *<F6>   Not annualized.
  **<F7>   Annualized.
 (a)<F8> Net investment income (loss) before interest expense and dividends on short positions for the years ended September 30, 2000, 1999 and 1998 and for the period ended September 30, 1997 was $0.08, ($0.16), ($0.14) and ($0.04), respectively. In 2001 and 2000, net investment income per share was calculated using average shares outstanding.
           In 1999 and 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (b)<F9> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997, the ratio would have been 6.38%**<F7>.
(c)<F10> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997, the ratio would have been (5.48%)**<F7>.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Focus Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

          The following is a summary of significant accounting policies of the FMI Focus Fund (the "Fund"), a portfolio of FMI Funds, Inc. (the "Company") which is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940. The Company was incorporated under the laws of Maryland on September 5, 1996 and the Fund commenced operations on December 16, 1996. The investment objective of the Fund is to seek capital appreciation principally through investing in common stocks and warrants, engaging in short sales, investing in foreign securities and effecting transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

     (a) Each security, including securities sold short, but excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Common stocks which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent bid price. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent ask price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price. Options purchased or written by the Fund are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statement of net assets, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (h) The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount would be included in the statement of net assets as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the statement of net assets. The Fund is liable for any dividends payable on securities while those securities are in a short position. Under the 1940 Act, the Fund is required to maintain collateral for its short positions consisting of liquid securities. The collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

          The Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Fund may enter into option transactions for hedging purposes, and will not use these instruments for speculation.

          For the period ending March 31, 2001, the Fund did not have any transactions in call options.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

          The Fund has a management agreement with Fiduciary Management, Inc. ("FMI"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund paid FMI a monthly management fee of 1.25% of the daily net assets. The Fund has an administrative agreement with FMI to supervise all aspects of the Fund's operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000, 0.1% on the next $70,000,000 and 0.05% of the daily net assets of the Fund in excess of $100,000,000.

          Under the management agreement, FMI will reimburse the Fund for expenses over 2.75% of the daily net assets of the Fund. No such reimbursements were required for the period ending March 31, 2001.

(3)  DISTRIBUTION TO SHAREHOLDERS --

          Net investment income and net realized gains, if any, are distributed to shareholders.

(4)  DEFERRED EXPENSES --

          Organizational expenses were deferred and are being amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by the Adviser who will be reimbursed by the Fund over a period of five years. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized deferred expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. The unamortized organizational expenses at March 31, 2001 were $4,464.

(5)  INVESTMENT TRANSACTIONS --

          For the period ending March 31, 2001, purchases and proceeds of sales of investment securities (excluding short-term investments) were $284,268,371 and $200,300,337, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

          As of March 31, 2001, liabilities of the Fund included the following:
               Payable to brokers for securities purchased     $  2,380,683
               Payable to FMI for management, administrative
                 fees and deferred expenses                         314,408
               Payable to shareholders for redemptions              446,665
               Other liabilities                                     16,980

(7)  SOURCES OF NET ASSETS --

          As of March 31, 2001, the sources of net assets were as follows:
               Fund shares issued and outstanding              $303,095,388
               Net unrealized depreciation on investments        (8,310,881)
               Accumulated net realized losses on investments   (26,657,699)
                                                               ------------
                                                               $268,126,808
                                                               ------------
                                                               ------------

          Aggregate net unrealized depreciation as of March 31, 2001, consisted of the following:
               Aggregate gross unrealized appreciation         $ 25,145,759
               Aggregate gross unrealized depreciation          (33,456,640)
                                                               ------------
                   Net unrealized depreciation                 $ (8,310,881)
                                                               ------------
                                                               ------------

(8)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

          In early 2000, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ended September 30, 2000. The Fund hereby designates the following amount as long-term capital gains distributions.

               Capital gains taxed at 20%                      $     78,513

          The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2000 was 4%.

(9)  SUBSEQUENT EVENTS --

          A special meeting of shareholders of the Fund was held on April 30, 2001 and the following matters were approved by at least 77% of the voting shares:

          1) Approve a new investment advisory agreement with Fiduciary Management, Inc.;
          2) Approve a new sub-advisory agreement with Broadview Advisors, LLC;
          3)   Elect seven directors to the Board of Directors; and
          4) Change the Fund's investment company classification concerning diversification of investments from "diversified" to "non-diversified".

                                 FMI FOCUS FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               PORTFOLIO MANAGER
                            BROADVIEW ADVISORS, LLC
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                                   CUSTODIAN
                               FIRSTAR BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Focus Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.